Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
The Plan utilizes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below.

•Level 1 Inputs - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access at the measurement date.
•Level 2 Inputs - Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•Level 3 Inputs - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value.

•Mutual funds and EFSC common stock - Valued at the daily closing price as reported on the active market on which the individual securities were traded. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. The funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
•Collective trust funds - Valued at the NAV of units of a bank collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. The practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.
•EFSC Common Stock Fund - Valued at the closing price reported on the active market on which the individual securities are traded plus the carrying value of the cash component of the fund, which approximates fair value.
•Interest-bearing cash - Valued at cost plus accrued interest, which approximates fair value.

The methods described above may produce fair values that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes the valuation methods are appropriate and consistent with those used by other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024.

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$75,947,218	$—	$—	$75,947,218
EFSC common stock[a]	8,543,230	—	—	8,543,230
Interest-bearing cash	69,730	—	—	69,730
Total investments by hierarchy level	$84,560,178	$—	$—	84,560,178
Collective trust funds[b]				135,178,583
Total investments, at fair value				$219,738,761

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$66,005,355	$—	$—	$66,005,355
EFSC Common Stock Fund	—	8,974,549	—	8,974,549
Total investments by hierarchy level	$66,005,355	$8,974,549	$—	74,979,904
Collective trust funds[b]				112,184,161
Total investments, at fair value				$187,164,065

[a]The quoted market price of EFSC common stock on December 31, 2025 was $54.00 per share.

[b]Certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025, and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

December 31, 2025	Fair value	Redemption frequency (if currently eligible)	Redemption notice period
Galliard Stable Return Fund C	$8,124,368	Daily	Daily (a)
Schwab Indexed Retirement Trust 2010 Fund Class I	821,995	Daily	Daily
Schwab Indexed Retirement Trust 2015 Fund Class I	207,513	Daily	Daily
Schwab Indexed Retirement Trust 2020 Fund Class I	5,495,293	Daily	Daily
Schwab Indexed Retirement Trust 2025 Fund Class I	7,358,383	Daily	Daily
Schwab Indexed Retirement Trust 2030 Fund Class I	16,647,398	Daily	Daily
Schwab Indexed Retirement Trust 2035 Fund Class I	10,101,808	Daily	Daily
Schwab Indexed Retirement Trust 2040 Fund Class I	19,172,969	Daily	Daily
Schwab Indexed Retirement Trust 2045 Fund Class I	11,328,092	Daily	Daily
Schwab Indexed Retirement Trust 2050 Fund Class I	13,559,421	Daily	Daily
Schwab Indexed Retirement Trust 2055 Fund Class I	4,650,727	Daily	Daily
Schwab Indexed Retirement Trust 2060 Fund Class I	3,788,492	Daily	Daily
Schwab Indexed Retirement Trust 2065 Fund Class I	791,295	Daily	Daily
State Street S&P 500 Index Non-Lending Series Fund Class N	32,069,223	Daily	Daily
State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II	1,061,606	Daily	Daily
	$135,178,583

December 31, 2024	Fair value	Redemption frequency (if currently eligible)	Redemption notice period
Galliard Stable Return Fund C	$7,474,827	Daily	Daily (a)
Schwab Indexed Retirement Trust 2010 Fund Class I	744,407	Daily	Daily
Schwab Indexed Retirement Trust 2015 Fund Class I	332,353	Daily	Daily
Schwab Indexed Retirement Trust 2020 Fund Class I	5,573,152	Daily	Daily
Schwab Indexed Retirement Trust 2025 Fund Class I	7,203,557	Daily	Daily
Schwab Indexed Retirement Trust 2030 Fund Class I	13,441,424	Daily	Daily
Schwab Indexed Retirement Trust 2035 Fund Class I	8,704,980	Daily	Daily
Schwab Indexed Retirement Trust 2040 Fund Class I	17,354,800	Daily	Daily
Schwab Indexed Retirement Trust 2045 Fund Class I	8,735,431	Daily	Daily
Schwab Indexed Retirement Trust 2050 Fund Class I	10,024,765	Daily	Daily
Schwab Indexed Retirement Trust 2055 Fund Class I	3,466,960	Daily	Daily
Schwab Indexed Retirement Trust 2060 Fund Class I	2,528,333	Daily	Daily
Schwab Indexed Retirement Trust 2065 Fund Class I	249,933	Daily	Daily
State Street S&P 500 Index Non-Lending Series Fund Class N	25,637,478	Daily	Daily
State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II	711,761	Daily	Daily
	$112,184,161

(a) - Participants may transact daily in the fund; however, if the Plan desired to close out its entire position in the fund, the Plan would be subject to a 12 month redemption notice period.